Business Combinations (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended							1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 28, 2013 USD ($)	Dec. 31, 2014 Land and Building [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Jun. 28, 2013 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2013 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2014 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2013 BAF Technologies Inc [Member] USD ($)	Dec. 31, 2014 BAF Technologies Inc [Member] Customer Relationships [Member]	Dec. 31, 2014 BAF Technologies Inc [Member] Deferred Income Tax Charge [Member] USD ($)	Dec. 31, 2014 BAF Technologies Inc [Member] Inventory Valuation and Obsolescence [Member] USD ($)	Dec. 31, 2014 BAF Technologies Inc [Member] Minimum [Member]	Dec. 31, 2014 BAF Technologies Inc [Member] Maximum [Member]	Jun. 28, 2013 Clean Energy [Member] USD ($)	Mar. 31, 2014 Clean Energy [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] EUR (€)	Dec. 31, 2013 Prins Autogassystemen Holding B.V. [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] Land and Building [Member] USD ($)	Dec. 31, 2014 Prins Autogassystemen Holding B.V. [Member] Inventory Valuation and Obsolescence [Member] USD ($)	Jun. 28, 2013 Stock Purchase Agreement [Member] BAF Technologies Inc [Member]
Business Acquisition, Percentage of Voting Interests Acquired								100.00%											100.00%	100.00%	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								718,485									97,975								816,460
Business Acquisition, Share Price				$ 30.62				$ 33.53
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								$ 24,091									$ 3,285
Payments to Acquire Interest in Subsidiaries and Affiliates, Total																		5,000
Fair Value Of Products And Services																	2,678
Business Combination Consideration Payable								5,000
Business Combination Consideration Payable In Excess								2,322
Business Combination, Acquisition Related Costs											493									342
Business Acquisitions Purchase Price Allocation Current Assets Cash And Cash Equivalents										1,178									61	61
Finite-Lived Intangible Asset, Useful Life					15 years	5 years	20 years				8 years				3 years	10 years				5 years	5 years
Payments to Acquire Businesses, Gross																				15,017	12,200
Revenue, Net, Total	130,569	164,032	155,626						17,097	0	7,249								1,196	30,993		30,885
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(149,618)	(185,410)	(98,774)						3,512	0	(4,038)								(301)	91		9,164
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																			3,112	3,112	2,500
Business Combination, Consideration Transferred, Other													296	5,792									3,824	4,975
Business Acquisition, Date of Acquisition Agreement								Jun. 28, 2013												Dec. 02, 2014	Dec. 02, 2014
Goodwill, Acquired During Period										18,542										3,221
Finite-lived Intangible Assets Acquired	3,024
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years									7 years		8 years
Business Combinations, Purchase Price Allocation, Notes Payable and Long-term Debt																			$ (11,905)	$ (11,905)	€ 9,700